O  PROSPECTUS SUPPLEMENT  O

                             BT ADVISOR FUNDS
                            BT INVESTMENT FUNDS
                          BT PYRAMID MUTUAL FUNDS

                              January 8, 1997

     Effective September 30, 1996, Edgewood Services, Inc. became the Distributor of the above-named investment companies (the `Funds''), replacing Signature Broker-Dealer Services, Inc. (`Signature'') a subsidiary of Signature Financial Group, Inc. (`SFG''). Edgewood Services, Inc., a registered broker/dealer, is a New York corporation with principal offices at Clearing Operations, P.O. Box 897, Pittsburgh, PA 15230-0897. Accordingly, references throughout the materials to Signature and SFG should be replaced with references to Edgewood Services, Inc. and its affiliates, respectively, as appropriate.


Please delete the section of the prospectus regarding the purchase and redemption of Shares and replace with the following:

PURCHASE AND REDEMPTION OF SHARES

HOW TO BUY SHARES

The Trust accepts purchase orders for Shares of the Fund at the NAV per Share (and, if applicable, of the respective class of shares) next determined after the order is received on each Valuation Day. See `Net Asset Value''herein. Shares of the Fund may be available through Investment Professionals, such as broker/dealers and investment advisers (including Service Agents).

Purchase orders for Shares of the Fund (including those purchased through a Service Agent) that are transmitted to the Trust's Transfer Agent (the `Transfer Agent''), prior to the Valuation Time on any Valuation Day will be effective at that day's Valuation Time. The Trust and Transfer Agent reserve the right to reject any purchase order.

Shares must be purchased in accordance with procedures established by the Transfer Agent and each Service Agent. It is the responsibility of each Service Agent to transmit to the Transfer Agent purchase and redemption orders and to transmit to Bankers Trust as the Trust's custodian (the `Custodian'') purchase payments by the following business day (trade date
+ 1) after an order for Shares is placed. A shareholder must settle with the Service Agent for his or her entitlement to an effective purchase or redemption order as of a particular time. Because Bankers Trust is the Custodian and Transfer Agent of the Trust, funds may be transferred directly from or to a customer's account held with Bankers Trust to settle transactions with the Fund without incurring the additional costs or delays associated with the wiring of Federal funds.

Certificates for Shares will not be issued. Each shareholder's account will be maintained by a Service Agent or Transfer Agent.

If orders are placed through an Investment Professional, it is the responsibility of the Investment Professional to transmit the order to buy Shares of each class to the Transfer Agent before 4:00 p.m. Eastern time.

The Transfer Agent must receive payment within one business day after an order for Shares is placed; otherwise, the purchase order may be canceled and the investor could be held liable for resulting fees and/or losses.

MINIMUM INVESTMENTS
TO OPEN AN ACCOUNT                      $2,500
For retirement accounts                 500
Through automatic investment plans      1,000

TO ADD TO AN ACCOUNT                    $250
For retirement accounts                 100
Through automatic investment plan       100

MINIMUM BALANCE                         $1,000
For retirement accounts                 None


IF YOU ARE NEW TO BT ADVISOR FUNDS, BT INVESTMENT FUNDS, OR BT PYRAMID MUTUAL FUNDS complete and sign an account application and mail it along with your check to the address listed below. If there is no account application accompanying this Prospectus, call the BT Service Center at 1-800-730-1313.

     BT Service Center
     P.O. Box 419210
     Kansas City, MO  64141-6210

Overnight mailings:

     BT Service Center
     210 West 10th Street, 8th Floor
     Kansas City, MO  64105-1716

IF YOU ALREADY HAVE MONEY INVESTED IN A FUND IN THE BT FAMILY OF FUNDS, you can:

o    Mail an account application with a check,
o    Wire money into your account,
o Open an account by exchanging from another fund in the BT Family of Funds, or
o    Contact your Service Agent or Investment Professional.

If you are investing through a tax-sheltered retirement plan, such as an IRA, for the first time, you will need a special application. Contact your Investment Professional for more information and a retirement account application.



ADDITIONAL INFORMATION ABOUT BUYING SHARES

          TO OPEN AN ACCOUNT     TO ADD TO AN ACCOUNT

BY WIRE   Call the BT Service Center at Call your Investment Professional or wire
          1-800-730-1313 to receive additional investment to:
          wire instructions for account
          establishment.
                                 ROUTING NO.:  021001033
                                 ATTN:  Bankers Trust/IFTC Deposit
                                 DDA NO.:  00-226-296
                                 FBO:   (Account name)
                                        (Account number)
                                 CREDIT:  Fund Number (see table below)

Investment Tax Free Money Fund - 469    Investment Pacific Basin Equity
Fund - 496
Investment NY Tax Free Money Fund - 470 Investment Latin American Equity Fund - 497
Investment Cash Management Fund - 471   Investment Small Cap Fund - 498
Investment Treasury Money Fund - 472         Investment Utility Fund - 468
Investment Lifecycle Short-Range Fund - 474 Pyramid Investment Money Market Fund - 460
Investment Lifecycle Mid-Range Fund - 475    Pyramid Investment Limited
Term U.S. Gov't Investment Lifecycle Long-Range Fund - 476       Securities
Fund - 461
Investment Intermediate Tax Free Fund - 467  Pyramid Investment Equity 500
Index
Investment Global High Yield Securities           Fund - 462
     Fund - 478                    Pyramid Investment Equity Appreciation
Fund - Investment International Equity Fund - 463           Investment
Class - 477
Investment Capital Appreciation Fund - 465   Pyramid Institutional Asset
Management
EAFE Equity Index - Advisor Class - 510           Fund - 482
Small Cap Index - Advisor Class - 509

Specify the complete name of the Fund of your choice, and include your account number and your name.

BY PHONE  Contact your Service Agent,        Contact your Service Agent,
          Investment Professional, or call        Investment Professional,
or call
          BT's Service Center at             BT's Service Center at
          1-800-730-1313. If you are an      1-800-730-1313. If you are an
          existing shareholder, you may      existing shareholder, you may
          exchange from another BT account   exchange from another BT
account
          with the same registration, including, with the same registration, including,
          name, address, and taxpayer        name, address, and taxpayer
               ID number.                    ID number.
BY MAIL   Complete and sign the account      Make your check payable to the

          application.  Make your check      complete name of the Fund of
your                payable to the complete name of the     choice.
Indicate your Fund account              Fund of your choice. Mail to the
     number on your check and mail to the              appropriate address
indicated on the    address printed on your
          application.                  account statement.



HOW TO SELL SHARES

You can arrange to take money out of your Fund account at any time by selling (redeeming) some or all of your Shares. Your Shares shall be sold at the next NAV calculated after an order is received by the Transfer Agent. Redemption requests should be transmitted by customers in accordance with procedures established by the Transfer Agent and the Shareholder's Service Agent. Redemption requests for Shares of the Fund received by the Service Agent and transmitted to the Transfer Agent prior to the Valuation Time on each Valuation Day will be effective at that day's Valuation Time and the redemption proceeds normally will be delivered to the shareholder's account the next day, but in any event within seven calendar days following receipt of the request.

Service Agents may allow redemptions or exchanges by telephone and may disclaim liability for following instructions communicated by telephone that the Service Agent reasonably believes to be genuine. The Service Agent must provide the investor with an opportunity to choose whether or not to utilize the telephone redemption or exchange privilege. The Transfer Agent and the Service Agent must employ reasonable procedures to confirm that instructions communicated by telephone are genuine. If the Shareholder Servicing Agent does not do so, it may be liable for any losses due to unauthorized or fraudulent instructions. Such procedures may include, among others, requiring some form of personal identification prior to acting upon instructions received by telephone, providing written confirmation of such transactions and/or tape recording of telephone instructions.

Redemption orders are processed without charge by the Trust. A Service Agent may on at least 30 days' notice involuntarily redeem a shareholder's account with the Fund having a balance below the minimum, but not if an account is below the minimum due to a change in market value. See `Minimum Investments''above for minimum balance amounts.

TO SELL SHARES IN A RETIREMENT ACCOUNT, your request must be made in writing, except for exchanges to other eligible funds in the BT Family of Funds, which can be requested by phone or in writing. For information on retirement distributions, contact your Service Agent or call the BT Service Center at 1-800-730-1313.

IF YOU ARE SELLING SOME BUT NOT ALL OF YOUR NON-RETIREMENT ACCOUNT SHARES, leave at least $1,000 worth of Shares in the account to keep it open.

TO SELL SHARES BY BANK WIRE you will need to sign up for these services in advance when completing your account application.

CERTAIN REQUESTS MUST INCLUDE A SIGNATURE GUARANTEE to protect you and Bankers Trust from fraud. Redemption requests in writing must include a signature guarantee if any of the following situations apply:

o    Your account registration has changed within the last 30 days,
o    The check is being mailed to a different address than the one on your
account (record     address),
o    The check is being made payable to someone other than the account owner,
o    The redemption proceeds are being transferred to a BT account with a
different      registration, or
o You wish to have redemption proceeds wired to a non-predesignated bank account.


A signature guarantee is also required if you change the pre-designated bank information for receiving redemption proceeds on your account.

You should be able to obtain a signature guarantee from a bank, broker, dealer, credit union (if authorized under state law), securities exchange or association, clearing agency, or savings association. A notary public cannot provide a signature guarantee.

ADDITIONAL INFORMATION ABOUT SELLING SHARES

BY WIRE - You must sign up for the wire feature before using it. To verify that it is in place, call 1-800-730-1313. Minimum wire: $1,000. Your wire redemption request must be received by the Transfer Agent before 4:00 p.m. Eastern time for money to be wired on the next business day.

IN WRITING - Write a signed `letter of instruction'' with your name, the Fund's name and Fund's number, your Fund account number, the dollar amount or number of Shares to be redeemed, and mail to one of the following addresses:

     BT Service Center
     P.O. Box 419210
     Kansas City, MO  64141-6210

Overnight mailings:

     BT Service Center
     210 West 10th Street, 8th Floor
     Kansas City, MO  64105-1716

For Trust accounts, the trustee must sign the letter indicating capacity as trustee. If the trustee's name is not on the account registration, provide a copy of the trust document certified within the last 60 days.

For a Business or Organization account, at least one person authorized by corporate resolution to act on the account must sign the letter.

Unless otherwise instructed, the Transfer Agent will send a check to the account address of record. The Trust reserves the right to close investor accounts via 30 day notice in writing if the Fund account balance falls below the Fund minimums.

INVESTOR SERVICES

BT Advisor Funds, BT Investment Funds, and BT Pyramid Mutual Funds provide a variety of services to help you manage your account.

INFORMATION SERVICES
STATEMENTS AND REPORTS that your Investment Professional or the Transfer Agent may send to you include the following:

o    Confirmation statements (after every transaction that affects your
account balance,    including distributions or your account registration)
o    Account statements (monthly)
o    Financial reports (every six months)

To reduce expenses, only one copy of most financial reports will be mailed, even if you have more than one account in the Fund. Call your Investment Professional or the BT Service Center at 1-800-730-3131 if you need additional copies of financial reports.

EXCHANGE PRIVILEGE

Shareholders may exchange their Shares for shares of certain other funds in the BT Family of Funds registered in their state. The Fund reserves the right to terminate or modify the exchange privilege in the future. To make an exchange, follow the procedures indicated in `Purchase of Shares'' and `Redemption of Shares'' herein. Before making an exchange, please note the following:

o    Call your Service Agent for information and a prospectus. Read the
prospectus for      relevant information.

o    Complete and sign an application, taking care to register your new
account in the same      name, address and taxpayer identification number
as your existing account(s).

o    Each exchange represents the sale of shares of one fund and the
purchase of shares of    another, which may produce a gain or loss for tax
purposes. Your Service Agent will receive a written confirmation of each exchange transaction.

Note that exchanges out of a Fund may be limited to four per calendar year and that they may have tax consequences for you.

SYSTEMATIC PROGRAMS
TO MOVE MONEY FROM YOUR BANK ACCOUNT TO BT ADVISOR FUNDS, BT INVESTMENT FUNDS, OR BT PYRAMID MUTUAL FUNDS

MINIMUM   MINIMUM   FREQUENCY      SETTING UP OR CHANGING
INITIAL        SUBSEQUENT
$1,000    $100 Monthly, bimonthly, For a new account, complete the
quarterly or semi-appropriate section
annually on the application.

     For existing accounts, call your Investment Professional for an application. To change the amount or frequency of your investment, contact your Investment Professional directly or call 1-800-730-1313. Call at least 10 business days prior to your next scheduled investment date.



SYSTEMATIC WITHDRAWAL PROGRAM lets you set up periodic redemptions from your account. Because of the Shares' front-end sales charge, you may not want to set up a systematic withdrawal plan during a period when you are buying Shares on a regular basis.

MINIMUM FREQUENCY SETTING UP OR CHANGING

$100 Monthly, quarterly,To establish, call your Investment Professional semi-annually or annually or call 1-800-730-1313 after your account is open. The accounts from which the withdrawals be processed must have a minimum balance of $10,000.

TAX-SAVING RETIREMENT PLANS

Retirement plans offer significant tax savings and are available to individuals, partnerships, small businesses, corporations, nonprofit organizations and other institutions. Contact Bankers Trust for further information. Bankers Trust can set up your new account in the Fund under a number of several tax-savings or tax-deferred plans. Minimums may differ from those listed elsewhere in this Prospectus.
o INDIVIDUAL RETIREMENT ACCOUNTS (IRAS): personal savings plans that offer tax advantages for individuals to set aside money for retirement and allow new contributions of $2,000 per tax year.

O    ROLLOVER IRAS: tax-deferred retirement accounts that retain the special tax advantages of lump sum distributions from qualified retirement plans and transferred IRA accounts.

o SIMPLIFIED EMPLOYEE PENSION PLANS (SEP): a relatively easy and inexpensive alternative to retirement planning for sole proprietors, partnerships and corporations. Under a SEP, employers make tax-deductible contributions to their own and to eligible employees' IRA accounts. Employee contributions are available through a `Salary Deferral'' SEP for businesses with fewer than 25 eligible employees.

o KEOGH PLANS: defined contribution plans available to individuals with self-employed income and nonincorporated businesses such as sole proprietors, professionals and partnerships. Contributions are tax-deductible to the employer and earnings are tax-sheltered until distribution.

o    CORPORATE PROFIT-SHARING AND MONEY-PURCHASE PLANS: defined contribution plans available to corporations to benefit their employees by
making contributions on their      behalf and in some cases permitting
their employees to make contributions.

o 401(K) PROGRAMS: defined contribution plans available to corporations allowing tax-deductible employer contributions and permitting employees to contribute a percentage of their wages on a tax-deferred basis.

o 403(B) CUSTODIAN ACCOUNTS: defined contribution plans open to employees of most non-profit organizations and educational institutions.
o DEFERRED BENEFIT PLANS: plan sponsors may invest all or part of their pension assets in the Fund.


BT Investment International Equity Fund           055922868
BT Investment Capital Appreciation Fund           055922819
BT Investment Intermediate Tax-Free Fund               055922801
BT Investment Utility Fund                        055922884
BT Investment Tax-Free Money Fund                 055922306
BT Investment New York Tax-Free Money Fund             055922207
BT Investment Cash Management Fund                055922108
BT Investment Treasury Money Fund                 055922405
BT Investment Lifecycle Short-Range Fund               055922827
BT Investment Lifecycle Mid-Range Fund            055922835
BT Investment Lifecycle Long-Range Fund           055922843
BT Investment Global High Yield Securities Fund        055922777
BT Investment Pacific Basin Equity Fund           055922736
BT Investment Latin American Equity Fund               055922785
BT Investment Small Cap Fund                      055922769
BT Investment Money Market Fund                   055847206
BT Investment Limited Term U.S. Government Securities Fund  055847305
BT Investment Equity 500 Index Fund                    055847107
BT Investment Equity Appreciation Fund - Investment Class   055922751
BT Institutional Asset Management Fund            055847404
BT Advisor Small Cap Index Fund - Advisor Class        05576L858
BT Advisor EAFE Equity Index Fund - Advisor Class      05576L841


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